CONSOLIDATED BALANCE SHEETS - USD ($)	Jul. 31, 2026	Jul. 31, 2025
Property and Equipment-at cost:
Land	$ 6,067,805	$ 6,067,805
Buildings held for leasing:
Buildings, improvements, and fixtures	84,271,245	81,018,716
Construction in progress	6,239,707	3,270,919
Property, Plant and Equipment, Gross	90,510,952	84,289,635
Accumulated depreciation	(43,386,501)	(41,603,389)
Buildings – net	47,124,451	42,686,246
Property and equipment-net	53,192,256	48,754,051
Cash and cash equivalents	2,074,964	748,597
Restricted cash	1,031,031	1,010,148
Receivables, net	4,239,207	3,959,730
Prepaids and other assets	3,491,731	3,294,901
Deferred charges, net	3,740,194	3,517,817
Operating lease right-of-use assets	26,436,022	26,764,182
TOTAL ASSETS	94,205,405	88,049,426
Liabilities:
Mortgages payable	9,485,431	3,235,561
Accounts payable and accrued expenses	4,469,638	2,891,074
Security deposits payable	1,142,073	1,092,225
Operating lease liabilities	24,286,902	24,034,669
Deferred income taxes	3,459,000	4,034,000
Total liabilities	42,843,044	35,287,529
Shareholders’ Equity:
Common stock, par value $1 each share (shares-5,000,000 authorized; 2,178,297 issued 2,015,780 outstanding)	2,178,297	2,178,297
Additional paid in capital	3,346,245	3,346,245
Retained earnings	47,125,671	48,525,207
Stockholders' Equity before Treasury Stock	52,650,213	54,049,749
Common stock held in treasury, at cost - 162,517 shares at July 31, 2026 and July 31, 2025	(1,287,852)	(1,287,852)
Total Shareholders’ Equity	51,362,361	52,761,897
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 94,205,405	$ 88,049,426